25. Shareholders' equity (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2010
ShareholdersEquityItemsLineItems [Line Items]
Capital reserves	R$ 1,687,565	R$ 1,564,149
Mandatory dividend percenatge	25.00%
Mandatory dividend not settled in previous years	R$ 40,266	R$ 57,447
Holdco Participacoes LTDA [Member]
ShareholdersEquityItemsLineItems [Line Items]
Number of shares authorised			127,288,023
Goodwill			R$ 739,729
Proportion of ownership interests			100.00%